Accounting Policies - Property, Plant and Equipment (Details)	Dec. 31, 2023
Machinery & equipment
Property, Plant and Equipment [Line Items]
Depreciable life	10 years
Computers & office equipment
Property, Plant and Equipment [Line Items]
Depreciable life	3 years